                          ANNUAL REPORT / JULY 31 2000

                             AIM MUNICIPAL BOND FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                 [ COVER IMAGE ]

                     -------------------------------------

               BENEATH THE BROOKLYN BRIDGE BY JANE WOOSTER SCOTT

          STATE AND LOCAL GOVERNMENTS REGULARLY ISSUE MUNICIPAL BONDS

         TO FUND A WIDE ARRAY OF PROJECTS, INCLUDING ROADS, BRIDGES AND

        RECREATIONAL FACILITIES, THAT IMPROVE THE QUALITY OF LIFE IN COM-

         MUNITIES ACROSS THE NATION. SCOTT'S PAINTING CAPTURES A SLICE

           OF AN URBAN LANDSCAPE MADE MORE HOSPITABLE AND ENJOYABLE BY

                                 THESE PROJECTS.

                     -------------------------------------

AIM Municipal Bond Fund is for shareholders who seek a high level of current income exempt from federal income taxes by investing in a diversified portfolio of municipal bonds.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Municipal Bond Fund's performance figures are historical, and they represent the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value. s During the seven months ended 7/31/00, the fund paid distributions of $0.238 per Class A share and $0.203 per Class B and Class C share.
o Government securities (such as U.S. Treasury bills, notes and bonds) offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
o Since our last report to you, the fund's fiscal year-end was changed from December 31 to July 31. Certain information in the financial pages of this report and information concerning fund distributions, if any, are for the period 12/31/99-7/31/00. The portfolio managers' discussion and the performance information presented are for the period 7/31/99-7/31/00.
o The fund's cumulative total returns at net asset value for the seven-month period ended 7/31/00 were as follows: Class A shares, 4.32%; Class B shares, 3.84%; Class C shares, 3.85%.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:
o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lipper General Municipal Debt Fund Index represents an average of the performance of the 30 largest municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is widely regarded as representative of the performance of the U.S. stock market.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                            AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
     [PHOTO OF      and a telephone. At the time, Bob Graham, Gary Crum and I
     Charles T.     had the idea of creating a mutual fund company that put
       Bauer,       people first. Our slogan, "people are the product," means
    Chairman of     that people--our employees and our investors--are our
    the Board of    company.
      THE FUND          Almost a quarter-century later, we've grown to more
    APPEARS HERE]   than eight million investors with $176 billion in assets
                    under management. Over that time, the industry as a whole
     [PHOTO OF      has grown from $51 billion in assets to more than $7
      Robert H.     trillion today. I never dreamed we would see such phenomenal
       Graham       growth. You are the main reason for our success, and I want
    APPEARS HERE]   you to know how much I appreciate your loyalty and trust
                    over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past year and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                            AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW

MUNICIPAL BONDS HELP INVESTORS WEATHER MARKET TURBULENCE

IT HAS BEEN A DIFFICULT MARKET FOR BONDS. HOW HAS AIM MUNICIPAL BOND FUND PERFORMED?
The fund continued to provide attractive current income (see table below), exempt from federal income taxes, while maintaining relative share-price stability. For the year ended July 31, 2000, total return was 2.11%, 1.32% and 1.33% for Class A, Class B and Class C shares, respectively. (These returns are at net asset value, that is, without sales charges.) By comparison, the fund's peer group (represented by the Lipper General Municipal Debt Fund Index) returned 2.50%, and the Lehman Municipal Bond Index returned 4.31%. During the year, net asset value (NAV) per share remained between $7.62 and $8.09 for all classes of shares, extending the fund's long-time record of relative price stability, as shown on the chart below. The fund is managed for income and stability of net asset value rather than for total return.
    As of the end of the year, the fund underperformed its benchmark, mostly thanks to its shorter-than-average duration--5.50 years compared to Lipper's average 8.00 and Lehman's average 7.42.

WHAT WERE THE MAJOR TRENDS IN THE BOND MARKET DURING THE REPORTING PERIOD? Market weakness during 1999 stemmed primarily from investor concerns that strong economic growth would prompt the Federal Reserve Board (the Fed) to raise interest rates to keep inflation at bay. The market was also rattled by Y2K concerns (which largely proved unfounded) and the dollar's decline against the yen.
    In the face of an annualized growth rate above 7% for the fourth quarter of 1999 and above 5% for the first quarter of 2000, the Fed, which had already raised interest rates three times in 1999, raised them again--twice in the first quarter of 2000 and again in May. At the end of May, the federal funds target rate stood at 6.50%, up from 5.25% a year earlier. Market observers breathed a collective sigh of relief when the Fed, believing that the economy had started to slow, decided not to raise rates again in June.

HOW DID MUNICIPAL BONDS PERFORM?
Rising interest rates produced downward pressure on muni-bond prices. As bond prices fall, yields rise, and vice versa. At the beginning of April, yields were at levels not seen since the mid-'90s. During this time, yields on muni bonds approached 100% of the yields on equivalent-maturity Treasury securities. (Normally, muni bonds are considered very attractive when their yields are 85% of Treasury yields.)
    Near the end of the year, investors began to respond to this attractiveness. Demand for munis helped drive prices up. Along with a lack of new issues, this helped munis post excellent second-quarter returns. A strong economy has left states and municipalities with more cash, obviating the need to issue bonds. In addition, issuers are hesitant to issue new bonds with interest rates so high. Also, states and municipalities usually issue bonds at year-end to obtain cash for the

YOUR FUND'S PERFORMANCE

FUND PROVIDES ATTRACTIVE INCOME

As of 7/31/00

================================================================================
                                       30-DAY
                                       SEC YIELD   TAXABLE-
         30-DAY         TAXABLE-       AT          EQUIVALENT
         DISTRIBUTION   EQUIVALENT     MAXIMUM     30-DAY
         RATE AT        DISTRIBUTION   OFFERING    SEC
CLASS    NAV            RATE*          PRICE       YIELD*
--------------------------------------------------------------------------------
A        5.21%          8.63%          4.38%       7.25%
B        4.44           7.35           3.84        6.36
C        4.44           7.35           3.84        6.36

*Assumes highest marginal federal income tax rate of 39.6%
================================================================================


HISTORY OF NET ASSET VALUE STABILITY
CLASS A SHARES

7/31/90-7/31/00

================================================================================
         7/90       7/92      7/94     7/96      7/98     7/00
--------------------------------------------------------------------------------
         7.8        8.5       8.17     8.12      8.31     7.83
         7.58       8.11      7.86     8.17      8.38
         7.72       8.31      7.91     8.18      8.41
         7.8        8.48      8.03     8.11      8.3
         7.83       8.54      8.17     8.31      8.08
         8.01       8.74      8.21     8.28      7.81
         8.03       8.68      8.32     8.38      7.67
         8          8.12      8.11     8.27      7.73
================================================================================

This chart has no calculations; it only tracks net asset value. There is no guarantee that the fund will maintain a constant net asset value. NAV per share for Class A, Class B and Class C shares has not differed by more than $0.02 per share.


BEAR MARKET PERFORMANCE
TOTAL RETURN

================================================================================
                        AIM         Lipper
                        Municipal   General
                        Bond Fund,  Municipal
                        Class A     Debt Category
                        Shares      Average
--------------------------------------------------------------------------------
10/31/93--11/30/94      -4.96%      -7.87%
12/31/95--8/31/96        0.97       -0.53
11/30/96--4/30/97        0.61       -0.06
9/30/98--7/31/00         1.26        0.32
================================================================================


Bear markets are defined as a 10% rise in the yield of the generic 30-year U.S. Treasury bond. Source: Lipper, Inc. AIM Municipal Bond Fund's performance figures are historical, and they represent the reinvestment of distributions and changes in net asset value; they exclude the effect of the fund's maximum 4.75% sales charge for Class A shares.
    For periods shorter than a year, performance is cumulative; for periods longer than a year, performance is annualized.

Source: Lipper, Inc.

See important fund and index disclosures inside front cover.


                            AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


                     -------------------------------------

                    SINCE OUR LAST REPORT TO YOU, YOUR FUND'S

                        FISCAL YEAR-END WAS CHANGED FROM

                      DECEMBER 31 TO JULY 31. YOU WILL NOW

                     RECEIVE AN ANNUAL REPORT DATED JULY 31

                      AND A SEMIANNUAL REPORT DATED JANUARY

                                  31 EACH YEAR.


                       IN ADDITION, DURING THE FISCAL YEAR

                   COVERED BY THIS REPORT, SHAREHOLDERS VOTED

                      ON SEVERAL PROPOSALS MADE IN A PROXY

                     SOLICITATION. DETAILS CONCERNING THESE

                     PROXY VOTES WILL BE FOUND NEAR THE END

                                 OF THIS REPORT.

                     -------------------------------------
next year, so issuance tends to taper off each summer. These factors have led to tight muni supply, which (coupled with increasing demand) has forced yields down and pushed prices up.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
The fund had 263 holdings, with an average rating of AA/Aa2 as measured by Standard & Poor's and Moody's, two widely known credit-rating agencies whose historical ratings are based on analysis of the credit quality of the individual securities in the portfolio.
    Around 64% of the fund's holdings were rated AAA, with 89% of the portfolio rated A or better. Credit-enhanced securities (those backed with insurance or escrowed with U.S. Treasury securities) composed about 59% of the portfolio.

HOW TAX-EFFICIENT WAS THE FUND?
For six years, the fund has paid no taxable capital-gains distribution. We try to avoid transactions that would result in capital gains that are not offset by capital losses.

WHAT IS YOUR OUTLOOK?
The near-term outlook for bonds, including munis, depends largely on the strength of the economy. If the economy continues to grow at a blistering pace, it could have a negative impact on the bond market. However, if economic growth moderates, interest rates could level off, which could help bonds.
    The next few months should provide a clearer idea whether the Fed has achieved its goal of minimizing inflation risk. Munis should benefit from attractive valuations and yields compared to Treasuries and from continuing new-issue decline.


PORTFOLIO COMPOSITION

==================================================================================================
TOP FIVE BOND HOLDINGS                                    BOND HOLDINGS BY TYPE

As of 7/31/00, based on total net assets                  As of 7/31/00, based on total net assets

                                COUPON   MATURITY %       GENERAL OBLIGATION 14.2%
-------------------------------------------------------
 1. New York State Urban        7.38%    1/1/02   2.32%   ESCROW AND PRE-REFUNDED 30.7%
    Development Corp.
 2. Connecticut (State of)      6.50     3/15/02  1.61    REVENUE 55.1%
 3. Mississippi Higher          7.50     9/1/09   1.44
    Education Assistance Corp.                            NUMBER OF HOLDINGS 263
 4. New York (City of)          7.65     2/1/02   1.41    AVERAGE MATURITY 13 YEARS
 5. Illinois State University   5.75     4/1/22   1.32    DURATION 6 YEARS

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================


          See important fund and index disclosures inside front cover.


                            AIM MUNICIPAL BOND FUND

                      ANNUAL REPORT / PERFORMANCE HISTORY


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM MUNICIPAL BOND FUND VS. BENCHMARK INDEX

7/31/90-7/31/00

in thousands
================================================================================
                 AIM Municipal Bond Fund,       Lehman Municipal Bond Index
                 Class A Shares
--------------------------------------------------------------------------------
7/90                    9299                              9855
7/91                    10236                             10873
7/92                    11840                             12367
7/93                    12728                             13461
7/94                    13052                             13713
7/95                    13895                             14792
7/96                    14574                             15768
7/97                    15722                             17385
7/98                    16540                             18427
7/99                    16913                             18957
7/00                    17269                             19775


Source: Lipper, Inc.
Past performance cannot guarantee comparable future results.
================================================================================

    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

ABOUT THIS CHART
This chart compares the performance of your fund's Class A shares to a benchmark index. It is intended to give you an idea of how your fund performed compared to this index over the period 7/31/90-7/31/00. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Municipal Bond Index is unmanaged, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur charges that would affect the return on your investment.

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/00, including sales charges

================================================================================
CLASS A SHARES
  10 years                           5.62%
  5 years                            3.43
  1 year                            -2.71*
  * 2.11% excluding sales charges

CLASS B SHARES
  Inception (9/1/93)                 3.36%
  5 years                            3.42
  1 year                            -3.52*
  * 1.32% excluding CDSC

CLASS C SHARES
  Inception (8/4/97)                 2.42%
  1 year                             0.36*
  * 1.33% excluding CDSC
================================================================================


The fund's average annual total returns as of the close of the reporting period are shown in the table above. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 6/30/00, the most recent calendar quarter-end, which were: Class A shares, one year, -3.46%; five years, 3.47%; 10 years, 5.72%. Class B shares, one year, -4.27%; five years, 3.32%; inception (9/1/93), 3.25%. Class C shares, one year, -0.42%; inception (8/4/97), 2.14%.

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to differing fees and expenses. For fund performance calculations and a description of the index cited on this page, please see the inside front cover.


                            AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2000

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.30%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)        --     Aaa     $  970   $    937,534
----------------------------------------------------------------
Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999
  C RB
  5.75%, 07/01/17           AA     Aa3      1,400      1,432,970
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding Environmental
  Improvement Series RB
  6.40%, 11/01/26(b)        --    Baa1      2,315      2,279,997
----------------------------------------------------------------
                                                       4,650,501
----------------------------------------------------------------

ALASKA-0.76%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA     Aaa      2,465      2,525,442
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33          AAA     Aaa        205        209,633
----------------------------------------------------------------
                                                       2,735,075
----------------------------------------------------------------

ARIZONA-1.47%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.13%, 09/01/02(b)        --     Aa2      1,900      1,941,211
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05           A+      A2      3,100      3,343,443
----------------------------------------------------------------
                                                       5,284,654
----------------------------------------------------------------

ARKANSAS-0.56%

Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06           AA     Aa3      2,000      2,011,400
----------------------------------------------------------------

CALIFORNIA-2.02%

Abag Financing Authority
  for Non-profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19          AA-      --      2,085      2,113,627
----------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999 COP
  6.00%, 08/15/24          AA-      --      1,000      1,013,180
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor
  Senior Citizens);
  Series 2000 COP
  6.10%, 02/15/25          AA-      --     $1,000   $  1,027,600
----------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno
  Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11           --    Baa3      1,350      1,417,716
----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)    AAA     Aaa        400        445,280
----------------------------------------------------------------
Sacramento (City of)
  California City
  Financing Authority
  (Senior Convention
  Center Hotel); Series
  1999 A RB
  6.25%, 01/01/30(f)        --      --        750        707,738
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB      --        500        539,510
----------------------------------------------------------------
                                                       7,264,651
----------------------------------------------------------------
COLORADO-1.32%
Adams (County of)
  Colorado School
  District No. 1;
  Unlimited Tax Series
  1992 A GO
  6.63%, 12/01/02(d)(e)    AAA     Aaa        500        528,270
----------------------------------------------------------------
Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.38%, 01/01/29          BBB      --      1,000        767,110
----------------------------------------------------------------
Colorado (State of) E-470
  Public Highway
  Authority; Series 2000
  A RB
  5.75%, 09/01/35(c)       AAA     Aaa      1,000        995,460
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Unlimited Tax Refunding
  & Improvement Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR     NRR        500        540,605
----------------------------------------------------------------
Mesa County School
  District No. 51; 1989
  Series B COP
  6.88%, 12/01/05(c)       AAA     Aaa      1,465      1,522,853
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR     NRR         50         54,183
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Unrefunded Balance
  Series GO
  7.95%, 12/01/03(f)        --      --     $  305   $    317,420
----------------------------------------------------------------
                                                       4,725,901
----------------------------------------------------------------

CONNECTICUT-2.12%

Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking
  Series 2000 A RB
  6.60%, 07/01/24(b)        A       --      1,000      1,021,440
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR     NRR      5,500      5,776,100
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Sub-series
  1996 A-3 RB
  5.95%, 05/15/17           AA     Aa2        800        818,400
----------------------------------------------------------------
                                                       7,615,940
----------------------------------------------------------------

DELAWARE-0.08%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A
  RB
  6.75% 01/01/13(d)        NRR     Aaa        250        282,160
----------------------------------------------------------------

DISTRICT OF
  COLUMBIA-0.27%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)       AAA     Aaa      1,000        970,500
----------------------------------------------------------------

FLORIDA-2.00%

Crossings at Fleming
  Island (Community
  Development District
  Special Assessment);
  Refunding Series 2000 B
  RB
  5.80%, 05/01/16(c)       AAA     Aaa      1,000      1,028,900
----------------------------------------------------------------
Dade (County of)
  (Courthouse Center
  Project); Special
  Obligation Series 1995
  RB
  5.90%, 04/01/05(d)(e)    NRR     NRR        500        533,740
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB    Baa1      1,125      1,144,811
----------------------------------------------------------------
Escambia (County of)
  Health Facilities
  Authority (Health Care
  Facility Loan-Veterans
  Hospital Project);
  Hospital Series 2000 RB
  5.95%, 07/01/20(c)        --     Aaa      1,000      1,022,280
----------------------------------------------------------------
Miami (City of) Dade
  County Florida Aviation
  (Miami International
  Airport); Series 2000 B
  RB
  5.75%, 10/01/29(c)       AAA     Aaa      2,000      2,020,760
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
FLORIDA-(CONTINUED)

Miami (City of) Parking
  Facilities; Series 1992
  A RB
  6.70%, 10/01/01(d)(e)    NRR     NRR     $1,120   $  1,168,754
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); Series 1992 RB
  7.75%, 12/01/02(d)(e)    NRR     NRR        250        272,425
----------------------------------------------------------------
                                                       7,191,670
----------------------------------------------------------------

GEORGIA-0.48%

Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+     Aa2        650        676,429
----------------------------------------------------------------
Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  Refunding IDR
  6.60%, 06/01/12           A+      --      1,000      1,043,300
----------------------------------------------------------------
                                                       1,719,729
----------------------------------------------------------------

IDAHO-0.26%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB      --      1,150        921,875
----------------------------------------------------------------

ILLINOIS-9.23%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 06/01/01(d)(e)    AAA     Aaa      3,250      3,382,275
----------------------------------------------------------------
Chicago (City of) Public
  Building Committee
  (Chicago School
  Reform); Refunding
  Series 1999 RB
  5.25%, 12/01/15(c)       AAA     Aaa      1,500      1,490,520
----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA     Aaa      2,000      2,091,880
----------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series
  2000 GO
  6.00%, 12/01/29(c)       AAA     Aaa      1,000      1,013,850
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1991 O
  RB
  6.50%, 06/15/01(d)(e)    AAA     NRR      1,500      1,556,205
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16           --      A2      2,500      2,584,550
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems
  Project); Hospital
  Series 1997 A RB
  6.00%, 11/15/11          AAA     Aaa      2,500      2,677,700
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18           A       --     $1,000   $    958,330
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+     Aa1      1,000        992,980
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Shedd
  Aquarium Society); RB
  5.60%, 07/01/27(c)       AAA     Aaa      3,500      3,428,355
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Blessing Hospital);
  Hospital Series 1999 A
  6.00%, 11/15/19(b)       AAA     Aaa      1,000      1,015,530
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Refunding Series
  1992 A 04/15/22(d)(e)    NRR     Aaa      1,000      1,074,390
----------------------------------------------------------------
  6.25%, Series 1992 C
  04/15/22(d)(e)           NRR     NRR      1,150      1,231,052
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Series
  1992 RB
  6.40%, 09/01/04(d)       AAA     Aaa      2,000      2,133,140
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital);
  Hospital Series 1992 RB
  7.25%, 05/01/02(d)(e)    NRR     NRR        200        212,810
----------------------------------------------------------------
Illinois State University
  (Auxiliary Facilities
  System);
  5.75%, Series 1993 RB
  04/01/14(c)              AAA     Aaa      1,000      1,013,350
----------------------------------------------------------------
  5.75%, Series 1991 RB
  04/01/22                 AA-     Aa3      4,750      4,751,900
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.88%, 08/01/22(b)        AA      --         60         61,945
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.63%, 01/01/14(c)       AAA     Aaa      1,435      1,461,562
----------------------------------------------------------------
                                                      33,132,324
----------------------------------------------------------------

INDIANA-1.22%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)        --      --         90         95,327
----------------------------------------------------------------
East Allen (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/15(c)       AAA     Aaa        735        754,367
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indiana (State of)
  (Special Program);
  Series 2000 A RB
  5.90%, 02/01/14(c)       AAA     Aaa     $1,000   $  1,042,400
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17           --     Aaa        150        153,630
----------------------------------------------------------------
Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)        --     Aaa      1,795      1,802,109
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series 1992
  A RB
  6.25%, 11/01/02(d)(e)    NRR     Aaa        395        416,717
----------------------------------------------------------------
  6.25%, 11/01/16           AA      A1        105        108,294
----------------------------------------------------------------
                                                       4,372,844
----------------------------------------------------------------

IOWA-0.30%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Series 1997 RB
  6.00%, 07/01/12(c)       AAA     Aaa      1,000      1,068,490
----------------------------------------------------------------

KANSAS-0.45%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999
  A RB
  6.25%, 11/15/19(f)        --      --      1,500      1,320,870
----------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)    NRR     NRR        250        280,368
----------------------------------------------------------------
                                                       1,601,238
----------------------------------------------------------------

KENTUCKY-1.73%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.88%, 05/01/08(f)        --      --        595        559,127
----------------------------------------------------------------
Kenton (County of)
  Kentucky Airport Board
  (Delta Airlines
  Project); Special
  Facilities Series 1992
  A RB
  7.13%, 02/01/21(b)       BBB-   Baa3      2,500      2,539,575
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13           --      Aa      3,000      3,124,530
----------------------------------------------------------------
                                                       6,223,232
----------------------------------------------------------------

LOUISIANA-3.59%

Louisiana (State of)
  Local Government
  Environmental
  Facilities and
  Community Development
  Authority (Capital
  Projects and Equipment
  Acquisition); Series
  2000 A RB
  6.30%, 07/01/30(c)       AAA      --      2,000      2,156,080
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.13%, 10/15/07(c)       AAA      --     $2,775   $  2,843,154
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA     Aaa      1,000      1,038,170
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA     Aaa      2,500      2,587,725
----------------------------------------------------------------
New Orleans Levee
  District; Trust
  Receipts Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA     Aaa      1,000      1,058,920
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA     Aaa      1,000      1,008,860
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax District);
  Public Improvement
  Series 1987 RB
  7.60%, 01/01/08(d)       NRR     NRR        500        581,675
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR     NRR        500        590,605
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States
  Utilities); Series A
  PCR
  7.50%, 05/01/15          BB+      --      1,000      1,040,160
----------------------------------------------------------------
                                                      12,905,349
----------------------------------------------------------------

MAINE-0.64%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)        --      A2        770        793,577
----------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20           AA     Aa2      1,500      1,513,740
----------------------------------------------------------------
                                                       2,307,317
----------------------------------------------------------------

MASSACHUSETTS-3.50%

Massachusetts (State of)
  (Consumer Loans);
  Unlimited Tax Series
  1991 C GO
  7.00%, 08/01/01(d)(e)    NRR     NRR      2,450      2,559,466
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991
  A RB
  8.40%, 06/01/01(d)(e)    NRR     NRR      3,550      3,732,328
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)       AAA      --      1,000      1,045,660
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Industrial Finance
  Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)        --      --     $  125   $    126,197
----------------------------------------------------------------
Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(b)        A+     Aa3      1,890      1,943,771
----------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)       AAA     Aaa      3,000      3,176,670
----------------------------------------------------------------
                                                      12,584,092
----------------------------------------------------------------

MICHIGAN-4.12%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)    NRR     NRR      1,000      1,031,250
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR     NRR      1,300      1,342,029
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.38%, 07/01/18(c)        A       --      1,000        933,720
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series A RB
  5.63%, 09/01/10           --     Ba3      1,000        852,790
----------------------------------------------------------------
Lake Orion Community
  School District;
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA     Aaa      2,500      2,771,925
----------------------------------------------------------------
Lakeview Community School
  District; Refunding
  Unlimited Tax Series
  1996 GO
  5.75%, 05/01/07(d)(e)    AAA     Aaa      1,000      1,059,420
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA     Aaa      1,210      1,300,085
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Rental Housing Series A
  RB
  6.60%, 04/01/12          AA-      --        945        985,578
----------------------------------------------------------------
Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA     Aaa      4,275      4,529,020
----------------------------------------------------------------
                                                      14,805,817
----------------------------------------------------------------

MINNESOTA-0.29%

Minneapolis (City of)
  (Parking Ramp Project);
  Unlimited Tax Series
  2000 A GO
  5.90%, 12/01/20          AAA     Aaa      1,000      1,025,560
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MISSISSIPPI-2.58%

Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28           A       --     $5,000   $  4,099,600
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series 1994 C RB
  7.50%, 09/01/09(b)(f)     --      --      5,000      5,176,200
----------------------------------------------------------------
                                                       9,275,800
----------------------------------------------------------------

MISSOURI-1.15%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06           A       A3      1,435      1,444,973
----------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR     NRR        605        623,199
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources Authority;
  Series 1995 C PCR
  5.85%, 01/01/10           --     Aaa      1,000      1,049,360
----------------------------------------------------------------
St. Louis (City of)
  Airport; Series 2000 RB
  6.25%, 01/01/02          Baa3   BBB-      1,000      1,008,240
----------------------------------------------------------------
                                                       4,125,772
----------------------------------------------------------------

NEVADA-1.62%

Boulder (City of)
  (Boulder City Hospital
  Inc. Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)        --      --        500        415,230
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Refunding
  Series 1987 PCR
  6.55%, 10/01/13(c)       AAA     Aaa      3,000      3,140,250
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA     Aaa      1,000      1,050,990
----------------------------------------------------------------
Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10           --    Baa3      1,185      1,210,288
----------------------------------------------------------------
                                                       5,816,758
----------------------------------------------------------------

NEW HAMPSHIRE-0.42%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28           --     Aa3      1,610      1,497,042
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW JERSEY-2.89%

Hudson (County of)
  Correctional Facility;
  Refunding Series 1992
  COP
  6.60%, 12/01/21(c)       AAA     Aaa     $1,250   $  1,290,675
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)     --      --      1,630      1,684,980
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project);
  Specialty Facilities
  Series 1999 RB
  6.40%, 09/15/23(b)        BB     Ba2      4,000      3,765,760
----------------------------------------------------------------
  6.25%, 09/15/29(b)        BB     Ba2      2,250      2,033,527
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)        --      --        500        423,875
----------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority; Unrefunded
  Balance Series 1987 C
  RB
  8.60%, 07/01/17(c)       AAA     Aaa        185        186,554
----------------------------------------------------------------
New Jersey (State of)
  Turnpike Authority;
  Series 2000 A RB
  5.50%, 01/01/25(c)       AAA     Aaa      1,000        988,040
----------------------------------------------------------------
                                                      10,373,411
----------------------------------------------------------------

NEW MEXICO-1.62%

Albuquerque (City of) New
  Mexico Educational
  Facilities Authority
  (Albuquerque Academy
  Project); Education
  Series 1995 RB
  5.75%, 10/15/03(d)(e)    NRR     NRR        915        945,909
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09           --      A3        575        586,856
----------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA     Aaa      2,000      2,069,120
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 A RB
  6.25%, 06/01/04(d)(e)    AAA     Aaa      2,100      2,220,939
----------------------------------------------------------------
                                                       5,822,824
----------------------------------------------------------------

NEW YORK-11.61%

Metropolitan
  Transportation
  Authority; Dedicated
  Tax Fund Series 2000 A
  RB
  5.88%, 04/01/25(c)       AAA     Aaa      1,500      1,520,265
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         NRR     Aaa     $2,000   $  2,123,220
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F GO
    02/01/02(d)(e)         NRR     Aaa      4,775      5,066,323
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR     NRR        350        367,836
----------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR     NRR        390        410,994
----------------------------------------------------------------
    02/01/15                A-      A3        110        115,138
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D GO
    02/01/02(d)(e)         NRR     Aaa      1,970      2,091,608
----------------------------------------------------------------
    02/01/09                A-      A3         30         31,699
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1
    08/01/02(d)(e)         NRR     Aaa      1,990      2,116,305
----------------------------------------------------------------
  7.38%, Unlimited Tax
    Series B1
    08/15/04(d)(e)         NRR     Aaa        500        556,456
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A
    08/01/17                A-      A3      3,035      3,166,689
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1
    08/01/17                A-      A3         10         10,527
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/18(c)            AAA     Aaa        830        865,549
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/02(d)(e)         AAA     Aaa        170        178,791
----------------------------------------------------------------
New York (City of)
  Industrial Development
  Agency (The Lighthouse
  Inc. Project); Series
  1992 RB (LOC-Chase
  Manhattan Bank)
  6.50%, 07/01/02(d)(e)    NRR     NRR      1,500      1,585,515
----------------------------------------------------------------
New York (City of)
  Municipal Water Finance
  Authority; Water &
  Sewer Systems
  5.75%, Series 1997 B RB
    06/15/29                AA     Aa3      3,850      3,854,504
----------------------------------------------------------------
  5.00%, Series 1987 A RB
    06/15/17                AA     Aa3      1,350      1,270,674
----------------------------------------------------------------
  5.50%, Series 1996 A RB
    06/15/24(c)            AAA     Aaa      1,000        975,280
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series 1990 C RB
  6.00%, 07/01/16           A     Baa1        365        365,675
----------------------------------------------------------------
New York (State of) Dorm
  Authority (State
  University Educational
  Facilities); Series A
  RB
  6.50%, 05/15/06           A       A3      1,000      1,081,730
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (State of)
  Environmental
  Facilities Corp.; Water
  Revenue Series 1991 E
  PCR
  6.88%, 06/15/01(d)(e)    AAA     Aaa     $2,300   $  2,395,036
----------------------------------------------------------------
  6.88%, 06/15/10          AAA     Aaa      1,100      1,139,798
----------------------------------------------------------------
New York (State of) Urban
  Development Corp.
  (Correctional Capital
  Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)    NRR     Aaa      7,850      8,316,682
----------------------------------------------------------------
North Babylon (City of)
  Union Free School
  District; Unlimited Tax
  Series 2000 A GO
  5.50%, 02/15/17(c)        --     Aaa      2,070      2,071,594
----------------------------------------------------------------
                                                      41,677,888
----------------------------------------------------------------

NORTH CAROLINA-1.58%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.13%, 01/01/10(c)       AAA     Aaa      1,500      1,641,870
----------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family-Series II RB
  6.20%, 03/01/16           AA     Aa2        570        588,725
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project);
  7.25%, Refunding RB
    01/01/07               BBB+   Baa1      2,890      3,166,486
----------------------------------------------------------------
  6.50%, Series 1990 RB
    01/01/10(d)            AAA     Aaa        260        286,720
----------------------------------------------------------------
                                                       5,683,801
----------------------------------------------------------------

NORTH DAKOTA-0.15%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)        --     Aa3        545        533,958
----------------------------------------------------------------
OHIO-2.65%
Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR     NRR        500        542,960
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA     Aaa      1,000      1,036,620
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.88%, 07/01/17          AA-     Aa3      1,000      1,028,900
----------------------------------------------------------------
Lake Ohio School
  District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(c)       AAA     Aaa      2,500      2,526,925
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care
  Facilities); Series
  1990 RB
  7.63%, 02/01/01(d)(e)    AAA     NRR      2,090      2,173,224
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OHIO-(CONTINUED)

Montgomery (County of)
  Ohio Hospital Authority
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/09(d)(e)    NRR     NRR     $1,000   $  1,041,380
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  COP
  6.50%, 04/15/12(c)       AAA     Aaa      1,100      1,147,795
----------------------------------------------------------------
                                                       9,497,804
----------------------------------------------------------------

OKLAHOMA-2.77%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA     Aaa        975      1,029,015
----------------------------------------------------------------
Mustang Improvement
  Utility Authority;
  Series 1999 RB
  5.70%, 10/01/19(c)        --     Aaa      1,500      1,503,555
----------------------------------------------------------------
Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999
  RB
  5.75%, 02/15/18           AA     Aa3        675        674,244
----------------------------------------------------------------
  5.75%, 02/15/25           AA     Aa3      1,750      1,752,503
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA     Aaa      1,000        920,790
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Medical
  Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)    NRR     NRR      2,000      2,150,480
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA     NRR        500        543,550
----------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08           A+      --      1,305      1,361,702
----------------------------------------------------------------
                                                       9,935,839
----------------------------------------------------------------

OREGON-0.93%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA     Aaa      1,000        999,070
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    AAA     NRR      1,200      1,277,112
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    AAA     NRR      1,000      1,065,990
----------------------------------------------------------------
                                                       3,342,172
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-1.63%

Allegheny (County of)
  Port Authority; Special
  Revenue Transportation
  Series 1999 RB
  6.13% 03/01/29(c)        AAA     Aaa     $1,000   $  1,030,240
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR     NRR        100        103,820
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(d)(e)    NRR     Aaa        100        112,101
----------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)       AAA     Aaa      1,250      1,355,512
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-     --      2,900      2,976,125
----------------------------------------------------------------
Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series 1991 B RB
  8.50%, 07/01/01(d)(e)    AAA     NRR        250        263,893
----------------------------------------------------------------
                                                       5,841,691
----------------------------------------------------------------

PUERTO RICO-0.39%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991
  P RB
  7.00%, 07/01/01(d)(e)    AAA     Aaa      1,325      1,382,902
----------------------------------------------------------------

RHODE ISLAND-0.66%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA     Aaa      1,250      1,331,912
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+     Aa2      1,000      1,041,640
----------------------------------------------------------------
                                                       2,373,552
----------------------------------------------------------------

SOUTH CAROLINA-0.58%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-   Baa3      1,150      1,054,654
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of)
  Jobs Economic
  Development Authority
  (Palmetto Health
  Alliance); Hospital
  Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15          BBB    Baa1     $1,000   $  1,021,740
----------------------------------------------------------------
                                                       2,076,394
----------------------------------------------------------------

SOUTH DAKOTA-0.03%

South Dakota Health and
  Educational Facility
  Authority (Huron
  Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20          BBB      --        100        101,698
----------------------------------------------------------------

TENNESSEE-1.77%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA     Aaa        975        992,765
----------------------------------------------------------------
Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.38%, 01/01/28(c)        A       --      1,800      1,627,164
----------------------------------------------------------------
Robertson and Sumner
  (Counties of) White
  House Utilities
  District; Water and
  Sewer Series 2000 RB
  6.00%, 01/01/26           --     Aaa      1,000      1,023,750
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR     NRR      1,000      1,031,880
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)        --      --      1,000        886,000
----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17           AA     Aa2        770        798,451
----------------------------------------------------------------
                                                       6,360,010
----------------------------------------------------------------

TEXAS-20.07%

Allen Independent School
  District; Unlimited Tax
  Refunding Series 2000
  GO
  5.95%, 02/15/25(c)       AAA     Aaa      1,600      1,624,368
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR     Aaa        705        736,647
----------------------------------------------------------------
  5.75%, 02/15/21(d)        --     Aaa        295        295,808
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991
  RB
  6.50%, 05/15/01(d)(e)    AAA     Aaa     $1,380   $  1,429,390
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA     Aaa      1,115      1,180,361
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax; Refunding Sub Lien
  1999 Series RB
  5.80%, 11/15/29(c)       AAA     Aaa      1,000      1,003,460
----------------------------------------------------------------
Bellville Independent
  School District;
  Unlimited Tax Series
  1995 GO
  6.13%, 02/01/06(d)(e)    NRR     Aaa        535        571,808
----------------------------------------------------------------
  6.13%, 02/01/20          NRR     Aaa        295        302,938
----------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion
  & Marrach Park
  Apartments);
  Multifamily Housing
  Series 2000 A RB
  6.10%, 08/01/30(c)        --     Aaa      1,000      1,000,000
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.38%, 01/01/22(c)       AAA     Aaa      2,000      1,901,120
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992
  C-1 RB
  6.30%, Series 1992 C-1
    11/01/01(b)             --      Aa        325        330,714
----------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)             --      Aa      1,135      1,164,816
----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)    NRR     NRR      1,000      1,052,440
----------------------------------------------------------------
Comal (County of)
  Industrial Development
  Authority (The Coleman
  Co., Inc. Project);
  Industrial Development
  Series 1980 RB
  9.25%, 08/01/00(d)(e)    NRR     NRR        280        280,000
----------------------------------------------------------------
Comal (County of)
  Independent School
  District; Unlimited Tax
  Refunding Series 1999
  GO
  5.75%, 08/01/28(c)        --     Aaa      1,000        998,610
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14           AA     Aa2      2,055      2,054,836
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR     NRR      2,030      2,094,473
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.13%, 08/15/17(c)       AAA      --      1,000        951,430
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA     Aaa     $1,500   $  1,600,470
----------------------------------------------------------------
Grapevine (City of);
  Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)       AAA     Aaa      1,610      1,632,492
----------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax GO and
  Sub. Lien Refunding
  Series 1991
  6.75%, 08/01/14           AA     Aa1      3,850      4,013,510
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  RB
  6.70%, 02/15/03(d)(e)    AAA     NRR      1,000      1,050,880
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 A
  RB
  5.25%, 10/01/29           AA     Aa2      2,000      1,765,040
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA     Aaa      4,500      4,618,620
----------------------------------------------------------------
Houston (City of);
  Limited Tax Series 1992
  C GO
  6.25%, 03/01/02(d)(e)    NRR     NRR      1,470      1,509,822
----------------------------------------------------------------
Houston (City of); Water
  and Sewer System Series
  1997 C RB
  5.38%, 12/01/27(c)       AAA     Aaa      2,495      2,363,339
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  6.50%, Refunding
    Unlimited Tax Series
    1994 GO
    08/15/04(d)(e)         AAA     Aaa        640        684,531
----------------------------------------------------------------
  6.50%, Unrefunded
    Unlimited Tax Series
    1994 GO 08/15/24(c)    AAA     Aaa        360        371,938
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Limited Tax
  Series 1999 GO
  6.13%, 02/15/32          AAA     Aaa      1,500      1,545,630
----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  COP
  6.00%, 08/15/05(c)       AAA     Aaa      1,000      1,058,110
----------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Unlimited Tax
  Refunding Series
  6.00%, Series 1999 GO
    08/15/35               AAA      --      2,500      2,557,625
----------------------------------------------------------------
  6.13%, Series 2000 GO
    08/15/35               AAA      --      1,000      1,031,340
----------------------------------------------------------------
Lockhart (City of) Tax
  and Utility Systems;
  Unlimited Tax Series
  1996 GO
  5.85%, 08/01/11(c)       AAA     Aaa        605        631,989
----------------------------------------------------------------
  5.90%, Refunding
    08/01/06(d)(e)         AAA     Aaa      1,100      1,168,849
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Matagorda (County of)
  District No. 1 (Reliant
  Energy Project);
  Refunding 1999 RB
  5.95%, 05/01/30(b)       BBB    Baa1     $2,250   $  2,028,915
----------------------------------------------------------------
North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.38%, 02/15/25(c)        A       --      1,000        931,140
----------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/15/24          AAA     Aaa      1,000        973,980
----------------------------------------------------------------
North Texas Higher
  Education Authority
  Inc.; Student Loan RB
  6.10%, Series 1993 C
    04/01/08(b)             --      Aa      1,000      1,021,400
----------------------------------------------------------------
  6.30%, Series 1993 D
    04/01/09(b)             --       A        500        509,420
----------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.88%, 09/01/19          AAA     Aaa        850        868,428
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.63%, 02/15/01(d)(e)    AAA     Aaa      2,500      2,516,850
----------------------------------------------------------------
Richardson (City of);
  Hotel Occupancy Limited
  Tax Series 2000 A COP
  5.75%, 12/15/21(c)       AAA     Aaa      2,000      2,008,680
----------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Unlimited Tax
  Series 1999 GO
  5.50%, 08/15/24          AAA     Aaa      3,500      3,408,930
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22           A+      A1      1,750      1,555,155
----------------------------------------------------------------
Spring Branch Independent
  School District;
  Limited Tax Series 2000
  GO
  5.75%, 02/01/24(c)       AAA     Aaa      1,700      1,697,824
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and
  Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16          BBB+     --        965        961,053
----------------------------------------------------------------
Texas (State of);
  Veteran's Land
  Unlimited Tax Series
  1994 GO
  6.40%, 12/01/24(b)        AA     Aa1      2,000      2,052,060
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16           A       --        310        321,644
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)    AAA     Aaa     $  600   $    631,710
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.63%, 07/01/13           --    Baa2      1,000        864,160
----------------------------------------------------------------
University of Texas;
  Series 1999 B RB
  5.70%, 08/15/20          AAA     Aa1      1,000      1,007,690
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA     Aaa      1,000      1,050,190
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR     Aaa        900        964,071
----------------------------------------------------------------
  6.40%, 02/15/12(c)        --     Aaa        100        106,280
----------------------------------------------------------------
                                                      72,056,984
----------------------------------------------------------------

UTAH-1.38%

Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16           A+      A1      1,550      1,448,165
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB      --      1,000        936,180
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06          AA-     Aa3        240        248,585
----------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06          AA-     Aa3        135        142,376
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06               AA-     Aa3        350        360,115
----------------------------------------------------------------
  6.45%, Series G2
    07/01/27(b)            AAA     Aaa        780        796,957
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage
  Sub-Series 2000 B-1 RB
  6.00%, 07/01/10(b)       AA-     Aa3      1,000      1,008,860
----------------------------------------------------------------
                                                       4,941,238
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
VERMONT-0.28%

Vermont (State of)
  Educational and Health
  Buildings Financing
  Agency (Fletcher Allen
  Health); Hospital
  Series 2000 A RB
  6.00%, 12/01/23(c)       AAA     Aaa     $1,000   $  1,020,510
----------------------------------------------------------------

VIRGIN ISLAND-0.93%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series 1992 A RB
  7.25%, 10/01/02(d)(e)    AAA     NRR      1,000      1,079,500
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)    NRR     NRR      2,155      2,262,017
----------------------------------------------------------------
                                                       3,341,517
----------------------------------------------------------------

VIRGINIA-0.65%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.38%, 09/01/01(f)        --      --         30         30,449
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Unlimited Tax
  Series B GO
  6.25%, 01/15/18           AA      A1      2,000      2,056,520
----------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17          AA+     Aa1        250        258,420
----------------------------------------------------------------
                                                       2,345,389
----------------------------------------------------------------

WASHINGTON-1.98%

Clark (County of) School
  District No. 117;
  Unlimited Tax Series
  1995 GO
  6.00%, 12/01/05(d)(e)    AAA     Aaa      1,000      1,058,640
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA     Aaa        500        522,150
----------------------------------------------------------------
King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+     Aaa        500        500,850
----------------------------------------------------------------
King (County of)
  Washington Sewer
  Authority; Series 1999
  RB
  5.50%, 01/01/22(c)       AAA     Aaa      1,000        977,810
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17           A-      A3      1,400      1,448,398
----------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  5.75%, 07/01/12(c)       AAA     Aaa      2,000      2,061,340
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WASHINGTON-(CONTINUED)

West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)    AAA     Aaa     $  500   $    546,770
----------------------------------------------------------------
                                                       7,115,958
----------------------------------------------------------------

WISCONSIN-1.14%

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F
  RB
  5.75%, 08/15/16(c)       AAA     Aaa      1,500      1,516,290
----------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)       AAA     Aaa      2,500      2,499,925
----------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership Series 1994 E
  RB
  7.35%, 01/01/17           AA     Aa2         75         78,136
----------------------------------------------------------------
                                                       4,094,351
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WYOMING-0.64%

Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA     Aaa     $  250   $    263,860
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA     Aaa      1,000      1,045,960
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26           A       A3      1,000      1,003,710
----------------------------------------------------------------
                                                       2,313,530
----------------------------------------------------------------
TOTAL INVESTMENTS (Cost
  $348,120,898)-99.81%                               358,349,112
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.19%                                      683,203
----------------------------------------------------------------
NET ASSETS-100.00%                                  $359,032,315
================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sub.  - Subordinate
VRD  - Variable Rate Demand
GNMA - Government National Mortgage Association

Notes to Schedule of Investments:

(a)Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b)Security subject to the alternative minimum tax.
(c)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)Secured by an escrow fund of U.S. Treasury obligations.
(e)Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f)Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g)Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 07/31/00.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.28%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)        --      Aaa    $  970   $    917,688
----------------------------------------------------------------
Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999
  C RB
  5.75%, 07/01/17           AA      Aa3     1,400      1,422,792
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding Environmental
  Improvement Series RB
  6.40%, 11/01/26(b)        --     Baa1     2,315      2,257,264
----------------------------------------------------------------
                                                       4,597,744
----------------------------------------------------------------

ALASKA-0.76%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA      Aaa     2,465      2,517,135
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33          AAA      Aaa       205        209,699
----------------------------------------------------------------
                                                       2,726,834
----------------------------------------------------------------

ARIZONA-1.47%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.13%, 09/01/02(b)        --      Aa2     1,900      1,939,083
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05           A+       A2     3,100      3,321,278
----------------------------------------------------------------
                                                       5,260,361
----------------------------------------------------------------

ARKANSAS-0.56%

Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06           AA      Aa3     2,000      2,001,240
----------------------------------------------------------------

CALIFORNIA-2.01%

Abag Financing Authority
  for Non-profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19          AA-       --     2,085      2,095,425
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999 COP
  6.00%, 08/15/24          AA-       --    $1,000   $  1,006,890
----------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor
  Senior Citizens);
  Series 2000 COP
  6.10%, 02/15/25          AA-       --     1,000      1,017,370
----------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno
  Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11           --     Baa3     1,350      1,406,929
----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)    AAA      Aaa       400        442,656
----------------------------------------------------------------
Sacramento (City of)
  California City
  Financing Authority
  (Senior Convention
  Center Hotel); Series
  1999 A RB
  6.25%, 01/01/30(f)        --       --       750        697,770
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB       --       500        537,225
----------------------------------------------------------------
                                                       7,204,265
----------------------------------------------------------------

COLORADO-1.31%

Adams (County of)
  Colorado School
  District No. 1;
  Unlimited Tax Series
  1992 A GO
  6.63%, 12/01/02(d)(e)    AAA      Aaa       500        526,890
----------------------------------------------------------------
Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.38%, 01/01/29          BBB       --     1,000        764,030
----------------------------------------------------------------
Colorado (State of) E-470
  Public Highway
  Authority; Series 2000
  A RB
  5.75%, 09/01/35(c)       AAA      Aaa     1,000        982,140
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Unlimited Tax Refunding
  & Improvement Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR      NRR       500        539,530
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Mesa County School
  District No. 51; 1989
  Series B COP
  6.88%, 12/01/05(c)       AAA      Aaa    $1,465   $  1,524,098
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR      NRR        50         54,075
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Unrefunded Balance
  Series GO
  7.95%, 12/01/03(f)        --       --       305        317,066
----------------------------------------------------------------
                                                       4,707,829
----------------------------------------------------------------

CONNECTICUT-2.71%

Bridgeport (City of);
  Unlimited Tax Refunding
  Series A GO
  6.00%, 09/01/06(c)       AAA      Aaa     1,000      1,059,380
----------------------------------------------------------------
Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking
  Series 2000 A RB
  6.60%, 07/01/24(b)        A        --     1,000      1,010,710
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR      NRR     5,500      5,766,860
----------------------------------------------------------------
Connecticut (State of)
  (JP Morgan Putters);
  VRD Series 110 1999
  4.54%, 12/15/08(g)        --   VMIG-1       545        545,000
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Sub-series
  1996 A-3 RB
  5.95%, 05/15/17           AA      Aa2       800        812,968
----------------------------------------------------------------
Connecticut (State of)
  (Transportation
  Infrastructure Purpose
  S-1); Special Tax
  Obligation VRD Series
  1990 RB
  4.75%, 12/01/10(g)       A-1+  VMIG-1         2          2,000
----------------------------------------------------------------
Connecticut (State of)
  Health Care Development
  Authority (Corporate
  Independent Living
  Project); VRD Series
  1990 (LOC-Chase
  Manhatten Bank)
  4.65%, 07/01/15(g)        --   VMIG-1       494        494,000
----------------------------------------------------------------
                                                       9,690,918
----------------------------------------------------------------

DELAWARE-0.08%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A
  RB
  6.75% 01/01/13(d)        NRR      Aaa       250        279,398
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
DISTRICT OF
  COLUMBIA-0.27%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)       AAA      Aaa    $1,000   $    959,230
----------------------------------------------------------------

FLORIDA-1.99%

Crossings at Fleming
  Island (Community
  Development District
  Special Assessment);
  Refunding Series 2000 B
  RB
  5.80%, 05/01/16(c)       AAA      Aaa     1,000      1,020,860
----------------------------------------------------------------
Dade (County of)
  (Courthouse Center
  Project); Special
  Obligation Series 1995
  RB
  5.90%, 04/01/05(d)(e)    NRR      NRR       500        531,000
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB     Baa1     1,125      1,144,946
----------------------------------------------------------------
Escambia (County of)
  Health Facilities
  Authority (Health Care
  Facility Loan-Veterans
  Hospital Project);
  Hospital Series 2000 RB
  5.95%, 07/01/20(c)        --      Aaa     1,000      1,006,980
----------------------------------------------------------------
Miami (City of) Dade
  County Florida Aviation
  (Miami International
  Airport); Series 2000 B
  RB
  5.75%, 10/01/29(c)       AAA      Aaa     2,000      1,994,180
----------------------------------------------------------------
Miami (City of) Parking
  Facilities; Series 1992
  A RB
  6.70%, 10/01/01(d)(e)    NRR      NRR     1,120      1,169,291
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); Series 1992 RB
  7.75%, 12/01/02(d)(e)    NRR      NRR       250        272,008
----------------------------------------------------------------
                                                       7,139,265
----------------------------------------------------------------

GEORGIA-0.48%

Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+      Aa2       650        674,043
----------------------------------------------------------------
Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  Refunding IDR
  6.60%, 06/01/12           A+       --     1,000      1,042,570
----------------------------------------------------------------
                                                       1,716,613
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
IDAHO-0.26%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB       --    $1,150   $    918,493
----------------------------------------------------------------

ILLINOIS-9.25%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 08/01/01(d)(e)    AAA      Aaa     3,250      3,386,890
----------------------------------------------------------------
Chicago (City of) Public
  Building Committee
  (Chicago School
  Reform); Refunding
  Series 1999 RB
  5.25%, 12/01/15(c)       AAA      Aaa     1,500      1,476,585
----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA      Aaa     2,000      2,085,280
----------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series
  2000 GO
  6.00%, 12/01/29(c)       AAA      Aaa     1,000      1,004,030
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1991 O
  RB
  6.50%, 06/15/01(d)(e)    AAA      NRR     1,500      1,557,765
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16           --       A2     2,500      2,578,325
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems
  Project); Hospital
  Series 1997 A RB
  6.00%, 11/15/11          AAA      Aaa     2,500      2,654,300
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18           A        --     1,000        939,510
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+      Aa1     1,000        983,140
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Shedd
  Aquarium Society); RB
  5.60%, 07/01/27(c)       AAA      Aaa     3,500      3,318,420
----------------------------------------------------------------
Illinois Health
  Facilities Authority;
  Revolving Fund Pooled
  VRD Series 1985 D RB
  (LOC-Bank One Illinois
  N.A.)
  4.70%, 08/01/15(g)        A1   VMIG-1       300        300,000
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois Health
  Facilities Authority
  (Blessing Hospital);
  Hospital Series 1999 A
  6.00%, 11/15/19(b)       AAA      Aaa    $1,000   $  1,007,740
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Refunding Series
    1992 A 04/15/22(d)(e)  NRR      Aaa     1,000      1,066,710
----------------------------------------------------------------
  6.25%, Series 1992 C
    04/15/22(d)(e)         NRR      NRR     1,150      1,219,299
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Series
  1992 RB
  6.40%, 09/01/04(d)       AAA      Aaa     2,000      2,122,120
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital);
  Hospital Series 1992 RB
  7.25%, 05/01/02(d)(e)    NRR      NRR       200        212,524
----------------------------------------------------------------
Illinois State University
  (Auxiliary Facilities
  System);
  5.75%, Series 1993 RB
    04/01/14(c)            AAA      Aaa     1,000      1,009,790
----------------------------------------------------------------
  5.75%, Series 1991 RB
    04/01/22               AA-      Aa3     4,750      4,685,733
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.88%, 08/01/22(b)        AA       --        70         72,134
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.63%, 01/01/14(c)       AAA      Aaa     1,435      1,454,803
----------------------------------------------------------------
                                                      33,135,098
----------------------------------------------------------------

INDIANA-1.21%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)        --       --        90         95,288
----------------------------------------------------------------
East Allen (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/15(c)       AAA      Aaa       735        748,472
----------------------------------------------------------------
Indiana (State of)
  (Special Program);
  Series 2000 A RB
  5.90%, 02/01/14(c)       AAA      Aaa     1,000      1,032,990
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17           --      Aaa       150        152,721
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)        --      Aaa    $1,795   $  1,780,550
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series 1992
  A RB
  6.25%, 11/01/02(d)(e)    NRR      Aaa       395        415,544
----------------------------------------------------------------
  6.25%, 11/01/16           AA       A1       105        107,617
----------------------------------------------------------------
                                                       4,333,182
----------------------------------------------------------------

IOWA-0.30%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Series 1997 RB
  6.00%, 07/01/12(c)       AAA      Aaa     1,000      1,056,960
----------------------------------------------------------------

KANSAS-0.44%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999
  A RB
  6.25%, 11/15/19(f)        --       --     1,500      1,311,525
----------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)    NRR      NRR       250        278,987
----------------------------------------------------------------
                                                       1,590,512
----------------------------------------------------------------

KENTUCKY-1.73%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.88%, 05/01/08(f)        --       --       595        555,760
----------------------------------------------------------------
Kenton (County of)
  Kentucky Airport Board
  (Delta Airlines
  Project); Special
  Facilities Series 1992
  A RB
  7.13%, 02/01/21(b)       BBB-    Baa3     2,500      2,533,850
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13           --       Aa     3,000      3,113,700
----------------------------------------------------------------
                                                       6,203,310
----------------------------------------------------------------

LOUISIANA-3.57%

Louisiana (State of)
  Local Government
  Environmental
  Facilities and
  Community Development
  Authority (Capital
  Projects and Equipment
  Acquisition); Series
  2000 A RB
  6.30%, 07/01/30(c)       AAA       --     2,000      2,108,940
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.13%, 10/15/07(c)       AAA       --    $2,775   $  2,834,579
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA      Aaa     1,000      1,037,800
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA      Aaa     2,500      2,569,975
----------------------------------------------------------------
New Orleans Levee
  District; Trust
  Receipts Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA      Aaa     1,000      1,048,190
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA      Aaa     1,000      1,000,670
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax District);
  Public Improvement
  Series 1987 RB
  7.60%, 01/01/08(d)       NRR      NRR       500        575,970
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR      NRR       500        584,855
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States
  Utilities); Series A
  PCR
  7.50%, 05/01/15          BB+       --     1,000      1,034,110
----------------------------------------------------------------
                                                      12,795,089
----------------------------------------------------------------

MAINE-0.64%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)        --       A2       770        791,491
----------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20           AA      Aa2     1,500      1,502,010
----------------------------------------------------------------
                                                       2,293,501
----------------------------------------------------------------

MASSACHUSETTS-3.65%

Massachusetts (State of)
  (Consumer Loans);
  Unlimited Tax Series
  1991 C GO
  7.00%, 08/01/01(d)(e)    NRR      NRR     2,450      2,563,019
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991
  A RB
  8.40%, 06/01/01(d)(e)    NRR      NRR     3,550      3,741,381
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)       AAA       --    $1,500   $  1,555,140
----------------------------------------------------------------
Massachusetts (State of)
  Industrial Finance
  Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)        --       --       125        126,119
----------------------------------------------------------------
Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(b)        A+      Aa3     1,890      1,933,300
----------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)       AAA      Aaa     3,000      3,170,610
----------------------------------------------------------------
                                                      13,089,569
----------------------------------------------------------------

MICHIGAN-4.10%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)    NRR      NRR     1,000      1,031,720
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR      NRR     1,300      1,342,783
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.38%, 07/01/18(c)        A        --     1,000        916,970
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series A RB
  5.63%, 09/01/10           --      Ba3     1,000        852,230
----------------------------------------------------------------
Lake Orion Community
  School District;
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA      Aaa     2,500      2,753,800
----------------------------------------------------------------
Lakeview Community School
  District; Refunding
  Unlimited Tax Series
  1996 GO
  5.75%, 05/01/07(d)(e)    AAA      Aaa     1,000      1,048,100
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA      Aaa     1,210      1,288,251
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Rental Housing Series A
  RB
  6.60%, 04/01/12          AA-       --       945        983,839
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MICHIGAN-(CONTINUED)

Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA      Aaa    $4,275   $  4,480,627
----------------------------------------------------------------
                                                      14,698,320
----------------------------------------------------------------

MINNESOTA-0.28%

Minneapolis (City of)
  (Parking Ramp Project);
  Unlimited Tax Series
  2000 A GO
  5.90%, 12/01/20          AAA      Aaa     1,000      1,017,040
----------------------------------------------------------------

MISSISSIPPI-2.57%

Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28           A        --     5,000      4,046,150
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series 1994 C RB
  7.50%, 09/01/09(b)(f)     --       --     5,000      5,162,350
----------------------------------------------------------------
                                                       9,208,500
----------------------------------------------------------------

MISSOURI-0.87%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06           A        A3     1,435      1,444,399
----------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR      NRR       605        623,483
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources Authority;
  Series 1995 C PCR
  5.85%, 01/01/10           --      Aaa     1,000      1,043,010
----------------------------------------------------------------
                                                       3,110,892
----------------------------------------------------------------

NEVADA-1.62%

Boulder (City of)
  (Boulder City Hospital
  Inc. Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)        --       --       500        412,125
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Refunding
  Series 1987 PCR
  6.55%, 10/01/13(c)       AAA      Aaa     3,000      3,137,700
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA      Aaa     1,000      1,048,370
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEVADA-(CONTINUED)

Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10           --     Baa3    $1,185   $  1,201,258
----------------------------------------------------------------
                                                       5,799,453
----------------------------------------------------------------

NEW HAMPSHIRE-0.41%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28           --      Aa3     1,610      1,480,234
----------------------------------------------------------------

NEW JERSEY-3.01%

Hudson (County of)
  Correctional Facility;
  Refunding Series 1992
  COP
  6.60%, 12/01/21(c)       AAA      Aaa     1,250      1,287,462
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)     --       --     1,630      1,683,969
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project);
  Specialty Facilities
  Series 1999 RB
  6.40%, 09/15/23(b)        BB      Ba2     5,250      4,856,565
----------------------------------------------------------------
  6.25%, 09/15/29(b)        BB      Ba2     1,000        891,300
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)        --       --       500        420,860
----------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority; Unrefunded
  Balance Series 1987 C
  RB
  8.60%, 07/01/17(c)       AAA      Aaa       185        186,480
----------------------------------------------------------------
New Jersey (State of)
  Turnpike Authority;
  Series 2000 A RB
  5.50%, 01/01/25(c)       AAA      Aaa     1,000        975,050
----------------------------------------------------------------
  5.50%, 01/01/30(c)       AAA      Aaa       500        485,795
----------------------------------------------------------------
                                                      10,787,481
----------------------------------------------------------------

NEW MEXICO-1.62%

Albuquerque (City of) New
  Mexico Educational
  Facilities Authority
  (Albuquerque Academy
  Project); Education
  Series 1995 RB
  5.75%, 10/15/03(d)(e)    NRR      NRR       915        941,535
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09           --       A3       575        582,814
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW MEXICO-(CONTINUED)

Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA      Aaa    $2,000   $  2,058,600
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 A RB
  6.25%, 06/01/04(d)(e)    AAA      Aaa     2,100      2,210,145
----------------------------------------------------------------
                                                       5,793,094
----------------------------------------------------------------

NEW YORK-11.03%

Metropolitan
  Transportation
  Authority; Dedicated
  Tax Fund Series 2000 A
  RB
  5.88%, 04/01/25(c)       AAA      Aaa     1,500      1,510,335
----------------------------------------------------------------
New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         NRR      Aaa     2,000      2,126,360
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F GO
    02/01/02(d)(e)         NRR      Aaa     4,775      5,064,795
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR      NRR       350        367,559
----------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR      NRR       390        410,736
----------------------------------------------------------------
    02/01/15                A-       A3       110        115,130
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D GO
    02/01/02(d)(e)         NRR      Aaa     1,970      2,091,037
----------------------------------------------------------------
    02/01/09                A-       A3        30         31,684
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(d)(e)     NRR      Aaa     1,990      2,113,181
----------------------------------------------------------------
  7.38%, Unlimited Tax
    Series B1
    08/15/04(d)(e)         NRR      Aaa       500        554,330
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17       A-       A3     3,035      3,147,568
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/17            A-       A3        10         10,519
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B 02/01/18(c)   AAA      Aaa       830        865,341
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/02(d)(e)         AAA      Aaa       170        178,662
----------------------------------------------------------------
New York (City of)
  Industrial Development
  Agency (The Lighthouse
  Inc. Project); Series
  1992 RB (LOC-Chase
  Manhattan Bank)
  6.50%, 07/01/02(d)(e)    NRR      NRR     1,500      1,582,965
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of)
  Municipal Water Finance
  Authority; Water &
  Sewer Systems
  5.75%, Series 1997 B RB
    06/15/29                AA      Aa3    $3,850   $  3,822,973
----------------------------------------------------------------
  5.00%, Series 1987 A RB
    06/15/17                AA      Aa3     1,350      1,259,253
----------------------------------------------------------------
  5.50%, Series 1996 A RB
    06/15/24(c)            AAA      Aaa     1,000        962,640
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series 1990 C RB
  6.00%, 07/01/16           A      Baa1       365        365,650
----------------------------------------------------------------
New York (State of) Dorm
  Authority (State
  University Educational
  Facilities); Series A
  RB
  6.50%, 05/15/06           A        A3     1,000      1,071,620
----------------------------------------------------------------
New York (State of)
  Environmental
  Facilities Corp.; Water
  Revenue Series 1991 E
  PCR
  6.88%, 06/15/01(d)(e)    AAA      Aaa     2,300      2,398,624
----------------------------------------------------------------
  6.88%, 06/15/10          AAA      Aaa     1,100      1,139,908
----------------------------------------------------------------
New York (State of) Urban
  Development Corp.
  (Correctional Capital
  Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)    NRR      Aaa     7,850      8,314,328
----------------------------------------------------------------
                                                      39,505,198
----------------------------------------------------------------

NORTH CAROLINA-1.57%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.13%, 01/01/10(c)       AAA      Aaa     1,500      1,626,225
----------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family- Series II RB
  6.20%, 03/01/16           AA      Aa2       570        583,879
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project);
  7.25%, Refunding RB
    01/01/07               BBB+    Baa1     2,890      3,141,430
----------------------------------------------------------------
  6.50%, Series 1990 RB
    01/01/10(d)            AAA      Aaa       260        283,834
----------------------------------------------------------------
                                                       5,635,368
----------------------------------------------------------------

NORTH DAKOTA-0.15%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)        --      Aa3       545        525,396
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OHIO-2.64%

Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR      NRR    $  500   $    542,085
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA      Aaa     1,000      1,031,890
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.88%, 07/01/17          AA-      Aa3     1,000      1,023,320
----------------------------------------------------------------
Lake Ohio School
  District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(c)       AAA      Aaa     2,500      2,501,775
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care
  Facilities); Series
  1990 RB
  7.63%, 02/01/01(d)(e)    AAA      NRR     2,090      2,174,499
----------------------------------------------------------------
Montgomery (County of)
  Ohio Hospital Authority
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/09(d)(e)    NRR      NRR     1,000      1,028,780
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  COP
  6.50%, 04/15/12(c)       AAA      Aaa     1,100      1,146,398
----------------------------------------------------------------
                                                       9,448,747
----------------------------------------------------------------

OKLAHOMA-2.74%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA      Aaa       975      1,016,545
----------------------------------------------------------------
Mustang Improvement
  Utility Authority;
  Series 1999 RB
  5.70%, 10/01/19(c)        --      Aaa     1,500      1,482,600
----------------------------------------------------------------
Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999
  RB
  5.75%, 02/15/18           AA      Aa3       675        663,957
----------------------------------------------------------------
  5.75%, 02/15/25           AA      Aa3     1,750      1,722,718
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA      Aaa     1,000        898,180
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Medical
  Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)    NRR      NRR     2,000      2,134,920
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OKLAHOMA-(CONTINUED)

Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA      NRR    $  500   $    541,830
----------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08           A+       --     1,305      1,352,450
----------------------------------------------------------------
                                                       9,813,200
----------------------------------------------------------------

OREGON-1.22%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA      Aaa     1,000        987,650
----------------------------------------------------------------
Marion (County of) (Ogden
  Martin Systems);
  Refunding Solid Waste &
  Electric Series RB
  5.50%, 10/01/06(c)       AAA      Aaa     1,000      1,034,540
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    AAA      NRR     1,200      1,270,812
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    AAA      NRR     1,000      1,060,770
----------------------------------------------------------------
                                                       4,353,772
----------------------------------------------------------------

PENNSYLVANIA-1.62%

Allegheny (County of)
  Port Authority; Special
  Revenue Transportation
  Series 1999 RB
  6.13% 03/01/29(c)        AAA      Aaa     1,000      1,020,710
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR      NRR       100        104,201
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(d)(e)    NRR      Aaa       100        111,651
----------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)       AAA      Aaa     1,250      1,351,775
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-      --     2,900      2,965,250
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-(CONTINUED)

Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series 1991 B RB
  8.50%, 07/01/01(d)(e)    AAA      NRR    $  250   $    264,498
----------------------------------------------------------------
                                                       5,818,085
----------------------------------------------------------------

PUERTO RICO-0.39%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991
  P RB
  7.00%, 07/01/01(d)(e)    AAA      Aaa     1,325      1,384,585
----------------------------------------------------------------

RHODE ISLAND-0.66%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA      Aaa     1,250      1,328,013
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+      Aa2     1,000      1,038,050
----------------------------------------------------------------
                                                       2,366,063
----------------------------------------------------------------

SOUTH CAROLINA-0.57%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-    Baa3     1,150      1,031,596
----------------------------------------------------------------
South Carolina (State of)
  Jobs Economic
  Development Authority
  (Palmetto Health
  Alliance); Hospital
  Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15          BBB     Baa1     1,000      1,016,020
----------------------------------------------------------------
                                                       2,047,616
----------------------------------------------------------------

SOUTH DAKOTA-0.03%

South Dakota Health and
  Educational Facility
  Authority (Huron
  Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20          BBB       --       100        101,431
----------------------------------------------------------------

TENNESSEE-1.76%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA      Aaa       975        985,150
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TENNESSEE-(CONTINUED)

Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.38%, 01/01/28(c)        A        --    $1,800   $  1,584,954
----------------------------------------------------------------
Robertson and Sumner
  (Counties of) White
  House Utilities
  District; Water and
  Sewer Series 2000 RB
  6.00%, 01/01/26           --      Aaa     1,000      1,014,420
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR      NRR     1,000      1,029,950
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)        --       --     1,000        880,150
----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17           AA      Aa2       770        794,840
----------------------------------------------------------------
                                                       6,289,464
----------------------------------------------------------------

TEXAS-19.67%

Allen Independent School
  District; Unlimited Tax
  Refunding Series 2000
  GO
  5.95%, 02/15/25(c)       AAA      Aaa     1,600      1,606,848
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR      Aaa       705        732,354
----------------------------------------------------------------
  5.75%, 02/15/21(d)        --      Aaa       295        292,870
----------------------------------------------------------------
Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991
  RB
  6.50%, 05/15/01(d)(e)    AAA      Aaa     1,380      1,430,881
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA      Aaa     1,115      1,173,794
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax (Convention
  Center); Series 1999 A
  RB
  5.50%, 11/15/29(c)       AAA      Aaa     1,425      1,347,694
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax; Refunding Sub Lien
  1999 Series RB
  5.80%, 11/15/29(c)       AAA      Aaa     1,000        988,790
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Bellville Independent
  School District;
  Unlimited Tax Series
  1995 GO
  6.13%, 02/01/06(d)(e)    NRR      Aaa    $  535   $    567,656
----------------------------------------------------------------
  6.13%, 02/01/20          NRR      Aaa       295        300,755
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.38%, 01/01/22(c)       AAA      Aaa     2,000      1,854,700
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992
  C-1 RB
  6.30%, Series 1992 C-1
    11/01/01(b)             --       Aa       325        330,674
----------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)             --       Aa     1,135      1,163,523
----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)    NRR      NRR     1,000      1,043,810
----------------------------------------------------------------
Comal (County of)
  Industrial Development
  Authority (The Coleman
  Co., Inc. Project);
  Industrial Development
  Series 1980 RB
  9.25%, 08/01/00(d)(e)    NRR      NRR       280        281,098
----------------------------------------------------------------
Comal (County of)
  Independent School
  District; Unlimited Tax
  Refunding Series 1999
  GO
  5.75%, 08/01/28(c)        --      Aaa     1,000        983,540
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14           AA      Aa2     2,055      2,041,005
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR      NRR     2,030      2,094,128
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.13%, 08/15/17(c)       AAA       --     1,000        941,790
----------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA      Aaa     1,500      1,590,570
----------------------------------------------------------------
Grapevine (City of);
  Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)       AAA      Aaa     1,610      1,614,138
----------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax GO and
  Sub. Lien Refunding
  Series 1991
  6.75%, 08/01/14           AA      Aa1     3,850      4,017,667
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  RB
  6.70%, 02/15/03(d)(e)    AAA      NRR    $1,000   $  1,047,750
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 A
  RB
  5.25%, 10/01/29           AA      Aa2     2,000      1,728,600
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA      Aaa     4,500      4,610,295
----------------------------------------------------------------
Houston (City of);
  Limited Tax Series 1992
  C GO
  6.25%, 03/01/02(d)(e)    NRR      NRR     1,470      1,507,367
----------------------------------------------------------------
Houston (City of); Water
  and Sewer System Series
  1997 C RB
  5.38%, 12/01/27(c)       AAA      Aaa     2,495      2,317,955
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  6.50%, Refunding
    Unlimited Tax Series
    1994 GO
    08/15/04(d)(e)         AAA      Aaa       640        681,075
----------------------------------------------------------------
  6.50%, Unrefunded
    Unlimited Tax Series
    1994 GO 08/15/24(c)    AAA      Aaa       360        369,994
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Limited Tax
  Series 1999 GO
  6.13%, 02/15/32          AAA      Aaa     1,500      1,527,480
----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  COP
  6.00%, 08/15/05(c)       AAA      Aaa     1,000      1,050,500
----------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Unlimited Tax
  Refunding Series
  6.00%, Series 1999 GO
    08/15/35               AAA       --     2,500      2,526,000
----------------------------------------------------------------
  6.13%, Series 2000 GO
    08/15/35               AAA       --     1,000      1,019,920
----------------------------------------------------------------
Lockhart (City of) Tax
  and Utility Systems;
  Unlimited Tax Series
  1996 GO
  5.85%, 08/01/11(c)       AAA      Aaa       605        627,131
----------------------------------------------------------------
  5.90%, Refunding
    08/01/06(d)(e)         AAA      Aaa     1,100      1,159,466
----------------------------------------------------------------
Matagorda (County of)
  District No. 1 (Reliant
  Energy Project);
  Refunding 1999 RB
  5.95%, 05/01/30(b)       BBB     Baa1     2,250      2,006,595
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.38%, 02/15/25(c)        A        --    $1,000   $    907,940
----------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/15/24          AAA      Aaa     1,000        959,990
----------------------------------------------------------------
North Texas Higher
  Education Authority
  Inc.; Student Loan RB
  6.10%, Series 1993 C
    04/01/08(b)             --       Aa     1,000      1,017,950
----------------------------------------------------------------
  6.30%, Series 1993 D
    04/01/09(b)             --        A       500        507,690
----------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.88%, 09/01/19          AAA      Aaa       850        862,580
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.63%, 02/15/01(d)(e)    AAA      Aaa     2,500      2,518,350
----------------------------------------------------------------
Richardson (City of);
  Hotel Occupancy Limited
  Tax Series 2000 A COP
  5.75%, 12/15/21(c)       AAA      Aaa     2,000      1,985,560
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22           A+       A1     1,750      1,528,625
----------------------------------------------------------------
Spring Branch Independent
  School District;
  Limited Tax Series 2000
  GO
  5.75%, 02/01/24(c)       AAA      Aaa     1,700      1,674,058
----------------------------------------------------------------
Tarrant County Texas
  Water Control and
  Improvement District
  No. 1; Refunding Series
  1993 RB
  5.20%, 03/01/10(c)       AAA      Aaa     2,000      2,000,840
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and
  Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16          BBB+      --       965        954,250
----------------------------------------------------------------
Texas (State of);
  Veteran's Land
  Unlimited Tax Series
  1994 GO
  6.40%, 12/01/24(b)        AA      Aa1     2,000      2,034,260
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16           A        --       310        319,223
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)    AAA      Aaa    $  600   $    631,962
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.63%, 07/01/13           --     Baa2     1,000        872,020
----------------------------------------------------------------
University of Texas;
  Series 1999 B RB
  5.70%, 08/15/20          AAA      Aa1     1,000        996,380
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA      Aaa     1,000      1,044,770
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR      Aaa       900        958,842
----------------------------------------------------------------
  6.40%, 02/15/12(c)        --      Aaa       100        105,608
----------------------------------------------------------------
                                                      70,459,311
----------------------------------------------------------------

UTAH-1.37%

Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16           A+       A1     1,550      1,435,610
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB       --     1,000        941,070
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06          AA-      Aa3       240        247,337
----------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06          AA-      Aa3       135        141,812
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06               AA-      Aa3       350        358,271
----------------------------------------------------------------
  6.45%, Series G2
    07/01/27(b)            AAA      Aaa       780        791,996
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage
  Sub-Series 2000 B-1 RB
  6.00%, 07/01/10(b)       AA-      Aa3     1,000      1,003,700
----------------------------------------------------------------
                                                       4,919,796
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE

VERMONT-0.28%

Vermont (State of)
  Educational and Health
  Buildings Financing
  Agency (Fletcher Allen
  Health); Hospital
  Series 2000 A RB
  6.00%, 12/01/23(c)       AAA      Aaa    $1,000   $  1,009,800
----------------------------------------------------------------

VIRGIN ISLANDS-0.93%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series 1992 A RB
  7.25%, 10/01/02(d)(e)    AAA      NRR     1,000      1,078,560
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)    NRR      NRR     2,155      2,266,004
----------------------------------------------------------------
                                                       3,344,564
----------------------------------------------------------------

VIRGINIA-0.66%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.38%, 09/01/01(f)        --       --        30         30,459
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Unlimited Tax
  Series B GO
  6.25%, 01/15/18           AA       A1     2,000      2,058,800
----------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17          AA+      Aa1       250        257,663
----------------------------------------------------------------
                                                       2,346,922
----------------------------------------------------------------

WASHINGTON-1.97%

Clark (County of) School
  District No. 117;
  Unlimited Tax Series
  1995 GO
  6.00%, 12/01/05(d)(e)    AAA      Aaa     1,000      1,049,190
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA      Aaa       500        515,775
----------------------------------------------------------------
King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+      Aaa       500        500,575
----------------------------------------------------------------
King (County of)
  Washington Sewer
  Authority; Series 1999
  RB
  5.50%, 01/01/22(c)       AAA      Aaa     1,000        961,040
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17           A-       A3     1,400      1,437,730
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WASHINGTON-(CONTINUED)

Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  5.75%, 07/01/12(c)       AAA      Aaa    $2,000   $  2,044,900
----------------------------------------------------------------
West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)    AAA      Aaa       500        542,955
----------------------------------------------------------------
                                                       7,052,165
----------------------------------------------------------------

WISCONSIN-1.13%

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F
  RB
  5.75%, 08/15/16(c)       AAA      Aaa     1,500      1,505,685
----------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)       AAA      Aaa     2,500      2,458,775
----------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership Series 1994 E
  RB
  7.35%, 01/01/17           AA      Aa2        75         78,130
----------------------------------------------------------------
                                                       4,042,590
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WYOMING-0.93%

Campbell (County of)
  School District No. 1
  (Gillette); Unlimited
  Tax Series GO
  5.35%, 06/01/04          AAA      Aaa    $1,000   $  1,021,100
----------------------------------------------------------------
Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA      Aaa       250        263,410
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA      Aaa     1,000      1,039,840
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26           A        A3     1,000        997,380
----------------------------------------------------------------
                                                       3,321,730
----------------------------------------------------------------
TOTAL INVESTMENTS (Cost
  $349,522,693)-99.77%                               357,380,228
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.23%                                      836,066
----------------------------------------------------------------
NET ASSETS-100.00%                                  $358,216,294
================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sub.  - Subordinate
VRD  - Variable Rate Demand
GNMA - Government National Mortgage Association

Notes to Schedule of Investments:

(a)Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b)Security subject to the alternative minimum tax.
(c)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)Secured by an escrow fund of U.S. Treasury obligations.
(e)Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f)Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g)Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 06/30/00.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:

Investments, at market value (cost $348,120,898 and
  $349,522,693, respectively)                                 $358,349,112   $357,380,228
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                               1,397,681      2,004,449
-----------------------------------------------------------------------------------------
  Fund shares sold                                                 606,957        119,660
-----------------------------------------------------------------------------------------
  Interest                                                       6,030,296      6,474,820
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           65,917         64,411
-----------------------------------------------------------------------------------------
Other assets                                                         6,031         31,269
-----------------------------------------------------------------------------------------
    Total assets                                               366,455,994    366,074,837
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                          2,012,046      6,374,572
-----------------------------------------------------------------------------------------
  Fund shares reacquired                                         1,410,228        266,001
-----------------------------------------------------------------------------------------
  Amount due custodian                                           2,921,166             --
-----------------------------------------------------------------------------------------
  Dividends                                                        685,601        681,667
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        65,917         64,411
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              135,628        133,408
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                 7,740          7,472
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          140,939        271,699
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                 627          6,158
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                         14,203          7,107
-----------------------------------------------------------------------------------------
Accrued operating expenses                                          29,584         46,048
-----------------------------------------------------------------------------------------
    Total liabilities                                            7,423,679      7,858,543
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $359,032,315   $358,216,294
=========================================================================================

NET ASSETS:

Class A                                                       $283,416,443   $283,568,571
=========================================================================================
Class B                                                       $ 67,363,390   $ 66,576,044
=========================================================================================
Class C                                                       $  8,252,482   $  8,071,679
=========================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                         36,187,747     36,453,574
=========================================================================================
Class B                                                          8,588,708      8,546,095
=========================================================================================
Class C                                                          1,053,882      1,037,788
=========================================================================================
Class A:
  Net asset value and redemption price per share              $       7.83   $       7.78
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of divided by 95.25%)                    $       8.22   $       8.17
=========================================================================================
Class B:
  Net asset value and offering price per share                $       7.84   $       7.79
=========================================================================================
Class C:
  Net asset value and offering price per share                $       7.83   $       7.78
=========================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                               SIX MONTHS
                                                               SEVEN MONTHS       ENDED           YEAR
                                                                  ENDED         JUNE 30,         ENDED
                                                                 JULY 31,         2000        DECEMBER 31,
                                                                   2000        (UNAUDITED)        1999
                                                              --------------   -----------   --------------
INVESTMENT INCOME:

Interest                                                       $12,909,783     $11,069,501    $ 23,860,069
-----------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      953,308         817,680       1,830,490
-----------------------------------------------------------------------------------------------------------
Administrative services fee                                         53,056          45,316          91,647
-----------------------------------------------------------------------------------------------------------
Custodian fees                                                       8,867           6,935          19,729
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class A                                        412,647         352,748         805,244
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class B                                        392,471         335,861         753,522
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class C                                         49,226          42,594         101,726
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class A                                       84,511          67,215         160,531
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                       23,789          19,398          46,049
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                        2,984           2,458           5,831
-----------------------------------------------------------------------------------------------------------
Trustees' fees                                                       4,777           4,095           9,669
-----------------------------------------------------------------------------------------------------------
Other                                                              129,335         113,991         232,903
-----------------------------------------------------------------------------------------------------------
    Total expenses                                               2,114,971       1,808,291       4,057,341
-----------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (2,421)         (1,949)         (4,633)
-----------------------------------------------------------------------------------------------------------
    Net expenses                                                 2,112,550       1,806,342       4,052,708
-----------------------------------------------------------------------------------------------------------
Net investment income                                           10,797,233       9,263,159      19,807,361
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

Net realized gain (loss) from investment securities             (6,118,133)     (6,145,848)     (3,713,985)
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment
   securities                                                    9,924,682       7,554,003     (26,831,659)
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investment securities                         3,806,549       1,408,155     (30,545,644)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $14,603,782     $10,671,314    $(10,738,283)
===========================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED
                                                                 ENDED         JUNE 30,      YEAR ENDED     YEAR ENDED
                                                                JULY 31,         2000       DECEMBER 31,   DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999           1998
                                                              ------------   ------------   ------------   ------------
OPERATIONS:

  Net investment income                                       $10,797,233    $  9,263,159   $19,807,361    $ 18,756,162
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (6,118,133)     (6,145,848)   (3,713,985)        595,427
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       9,924,682       7,554,003   (26,831,659)       (197,391)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                              14,603,782      10,671,314   (10,738,283)     19,154,198
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (8,732,079)     (7,501,193)  (16,158,034)    (16,134,077)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,770,019)     (1,522,371)   (3,218,044)     (2,410,612)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (222,272)       (193,241)     (435,134)       (214,027)
-----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                              --              --      (288,606)        (87,502)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --       (67,461)        (15,369)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --        (9,104)         (1,355)
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (14,365,926)    (12,294,815)   (8,643,725)      8,923,504
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,621,856)     (5,955,475)    5,334,838      25,558,113
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,486,944)     (1,615,554)      857,965       8,741,537
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (17,595,314)    (18,411,335)  (33,365,588)     43,514,410
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                           376,627,629     376,627,629   409,993,217     366,478,807
-----------------------------------------------------------------------------------------------------------------------
  End of year                                                 $359,032,315   $358,216,294   $376,627,629   $409,993,217
=======================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $359,527,570   $361,136,452   $381,002,296   $383,815,745
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                              (7,534)        (34,043)      (80,397)        (73,902)
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                (10,715,935)    (10,743,650)   (4,597,802)       (883,817)
-----------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities             10,228,214       7,857,535       303,532      27,135,191
-----------------------------------------------------------------------------------------------------------------------
                                                              $359,032,315   $358,216,294   $376,627,629   $409,993,217
=======================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $10,715,935 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $53,056, $45,316 and $91,647, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $74,735, $64,678 and $138,338, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $412,647, $392,471, and $49,226, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $352,748, $335,861 and $42,594, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $805,244, $753,522, and $101,726, respectively, as compensation under the Plan.
  AIM Distributors received commissions of $33,406, $30,129 and $97,187 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $31,486, $30,740 and $123,118, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,577, $1,986 and $4,178, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,421, $1,949 and $4,633, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,421, $1,949 and $4,633, for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period. During the year ended December 31, 1999, the Fund borrowed minimal amounts under the line of credit agreement. Interest expense for the Fund for the year ended December 31, 1999 was $461.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $64,555,118 and $82,559,573, respectively, and during the six months ended June 30, 2000 was $55,967,185 and $73,884,663, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                  JUNE 30,
                                    JULY 31,        2000
                                      2000       (UNAUDITED)
                                   -----------   -----------
Aggregate unrealized appreciation
  of investment securities         $13,446,655   $11,919,899
------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                        (3,218,441)   (4,062,364)
------------------------------------------------------------
Net unrealized appreciation of
  investment securities            $10,228,214   $ 7,857,535
============================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                     JUNE 30,
                                        JULY 31,                       2000                     DECEMBER 31,
                                          2000                     (UNAUDITED)                      1999
                               --------------------------   --------------------------   ---------------------------
                                 SHARES         AMOUNT        SHARES         AMOUNT         SHARES         AMOUNT
                               -----------   ------------   -----------   ------------   ------------   ------------
Sold:
  Class A                        2,678,233   $ 20,753,046     2,271,873   $ 17,572,470     10,431,994   $ 85,813,744
--------------------------------------------------------------------------------------------------------------------
  Class B                        1,323,354     10,242,284     1,147,928      8,868,397      3,700,766     30,098,258
--------------------------------------------------------------------------------------------------------------------
  Class C                        1,196,822      9,264,086       969,742      7,487,360        851,082      6,903,087
--------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                          600,193      4,643,890       518,640      4,005,344      1,102,784      8,919,262
--------------------------------------------------------------------------------------------------------------------
  Class B                          149,624      1,159,114       129,640      1,002,438        264,015      2,137,326
--------------------------------------------------------------------------------------------------------------------
  Class C                           17,331        134,046        15,147        116,951         31,375        254,074
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                       (5,145,569)   (39,762,862)   (4,391,829)   (33,872,629)   (12,703,387)  (103,376,731)
--------------------------------------------------------------------------------------------------------------------
  Class B                       (2,201,952)   (17,023,254)   (2,049,155)   (15,826,310)    (3,338,570)   (26,900,746)
--------------------------------------------------------------------------------------------------------------------
  Class C                       (1,407,096)   (10,885,076)   (1,193,926)    (9,219,865)      (780,440)    (6,299,196)
--------------------------------------------------------------------------------------------------------------------
                                (2,789,060)  $(21,474,726)   (2,581,940)  $(19,865,844)       440,381   $  2,450,922
====================================================================================================================


                                      DECEMBER 31,
                                          1998
                               ---------------------------
                                  SHARES         AMOUNT
                               ------------   ------------
Sold:
  Class A                        12,409,366   $103,769,637
----------------------------------------------------------
  Class B                         5,306,019     44,489,342
----------------------------------------------------------
  Class C                         1,294,847     10,824,561
----------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                         1,031,670      8,611,126
----------------------------------------------------------
  Class B                           183,219      1,532,455
----------------------------------------------------------
  Class C                            16,529        138,044
----------------------------------------------------------
Reacquired:
  Class A                       (12,388,704)  (103,457,259)
----------------------------------------------------------
  Class B                        (2,444,886)   (20,463,684)
----------------------------------------------------------
  Class C                          (265,347)    (2,221,068)
----------------------------------------------------------
                                  5,142,713   $ 43,223,154
==========================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                          2000(A)           (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   7.74            $   7.74       $   8.35   $   8.34   $   8.19   $   8.31   $   7.78
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.24                0.20           0.41       0.42       0.42       0.43       0.43
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)            0.09                0.04          (0.61)      0.01       0.16      (0.12)      0.56
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                              0.33                0.24          (0.20)      0.43       0.58       0.31       0.99
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.24)              (0.20)         (0.41)     (0.42)     (0.43)     (0.43)     (0.43)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                             --                  --             --         --         --         --      (0.03)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.24)              (0.20)         (0.41)     (0.42)     (0.43)     (0.43)     (0.46)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period                7.83            $   7.78       $   7.74   $   8.35   $   8.34   $   8.19   $   8.31
===================================       ========            ========       ========   ========   ========   ========   ========
Total return(b)                               4.32%               3.20%         (2.45)%     5.28%      7.27%      3.90%     13.05%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $283,416            $283,569       $294,720   $327,705   $318,469   $278,812   $284,803
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets                                      0.85%(c)            0.85%(c)       0.84%      0.82%      0.90%      0.80%      0.88%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of net investment income to
  average net assets                          5.32%(c)            5.34%(c)       5.01%      5.00%      5.14%      5.29%      5.26%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Portfolio turnover rate                         18%                 16%            28%        19%        24%        26%        36%
===================================       ========            ========       ========   ========   ========   ========   ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $283,622,551 and $283,749,076 for July 31, 2000 and June 30, 2000, respectively.

                                                                                     CLASS B
                                                --------------------------------------------------------------------------------
                                                SEVEN MONTHS   SIX MONTHS ENDED
                                                   ENDED           JUNE 30,                   YEAR ENDED DECEMBER 31,
                                                  JULY 31,           2000         ----------------------------------------------
                                                  2000(A)        (UNAUDITED)       1999      1998      1997      1996     1995
                                                ------------   ----------------   -------   -------   -------   -------  -------
Net asset value, beginning of period              $  7.75          $  7.75        $  8.37   $  8.36   $  8.19   $  8.31  $  7.78
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Income from investment operations:
  Net investment income                              0.21             0.18           0.35      0.36      0.36      0.37     0.39
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.08             0.03          (0.62)     0.01      0.17     (0.13)    0.54
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
    Total from investment operations                 0.29             0.21          (0.27)     0.37      0.53      0.24     0.93
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Less distributions:
  Dividends from net investment income              (0.20)           (0.17)         (0.35)    (0.36)    (0.36)    (0.36)   (0.37)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
  Return of capital                                    --               --             --        --        --        --    (0.03)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
    Total distributions                             (0.20)           (0.17)         (0.35)    (0.36)    (0.36)    (0.36)   (0.40)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Net asset value, end of period                    $  7.84          $  7.79        $  7.75   $  8.37   $  8.36   $  8.19  $  8.31
==============================================    =======          =======        =======   =======   =======   =======  =======
Total return(b)                                      3.84%            2.80%         (3.28)%    4.48%     6.59%     2.99%   12.14%
==============================================    =======          =======        =======   =======   =======   =======  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $67,363          $66,576        $72,256   $72,723   $47,185   $33,770  $21,478
==============================================    =======          =======        =======   =======   =======   =======  =======
Ratio of expenses to average net assets              1.61%(c)         1.61%(c)       1.59%     1.57%     1.66%     1.61%    1.68%(d)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Ratio of net investment income to average net
  assets                                             4.56%(c)         4.58%(c)       4.26%     4.25%     4.38%     4.49%    4.46%
==============================================    =======          =======        =======   =======   =======   =======  =======
Portfolio turnover rate                                18%              16%            28%       19%       24%       26%      36%
==============================================    =======          =======        =======   =======   =======   =======  =======

(a) Calculated using average shares method.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $67,438,640 and $67,541,243 for July 31, 2000 and June 30, 2000, respectively.
(d) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                       SEVEN MONTHS   SIX MONTHS ENDED     YEAR ENDED          AUGUST 4, 1997
                                                          ENDED           JUNE 30,        DECEMBER 31,     (DATE SALES COMMENCED)
                                                         JULY 31,           2000         ---------------      TO DECEMBER 31,
                                                         2000(A)        (UNAUDITED)       1999     1998             1997
                                                       ------------   ----------------   ------   ------   ----------------------
Net asset value, beginning of period                      $ 7.74           $ 7.74        $ 8.35   $ 8.35           $8.30
-----------------------------------------------------     ------           ------        ------   ------           -----
Income from investment operations:
  Net investment income                                     0.21             0.18          0.35     0.36            0.15
-----------------------------------------------------     ------           ------        ------   ------           -----
  Net gains (losses) on securities (both realized and
    unrealized)                                             0.08             0.03         (0.61)      --            0.04
-----------------------------------------------------     ------           ------        ------   ------           -----
    Total from investment operations                        0.29             0.21         (0.26)    0.36            0.19
-----------------------------------------------------     ------           ------        ------   ------           -----
Less distributions from net investment income              (0.20)           (0.17)        (0.35)   (0.36)          (0.14)
-----------------------------------------------------     ------           ------        ------   ------           -----
Net asset value, end of period                            $ 7.83           $ 7.78        $ 7.74   $ 8.35           $8.35
=====================================================     ======           ======        ======   ======           =====
Total return(b)                                             3.85%            2.80%        (3.16)%   4.36%           2.36%
=====================================================     ======           ======        ======   ======           =====
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $8,252           $8,072        $9,652   $9,565           $ 825
=====================================================     ======           ======        ======   ======           =====
Ratio of expenses to average net assets                     1.61%(c)         1.61%(c)      1.59%    1.57%           1.67%(d)
-----------------------------------------------------     ------           ------        ------   ------           -----
Ratio of net investment income to average net assets        4.56%(c)         4.58%(c)      4.26%    4.25%           4.37%(d)
=====================================================     ======           ======        ======   ======           =====
Portfolio turnover rate                                       18%              16%           28%      19%             24%
=====================================================     ======           ======        ======   ======           =====

(a) Calculated using average shares method.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,458,483 and $8,565,676 for July 31, 2000 and June 30, 2000, respectively.
(d) Annualized.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AIM Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG

September 1, 2000
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Municipal Bond Fund, a portfolio of AIM Funds Group, a Delaware business trust (the "Trust"), reorganized as AIM Municipal Bond Fund a new series portfolio of AIM Investment Securities Fund, was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies.

(3) To approve a new Master Investment Advisory Agreement for AIM Municipal Bond Fund (the "Fund").

(4) To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

        TRUSTEES/MATTER                                                 VOTES FOR                   WITHHELD
        ---------------                                               -------------                -----------
(1)     Charles T. Bauer............................................  1,514,464,534                 46,493,668
        Bruce L. Crockett...........................................  1,516,486,806                 44,471,396
        Owen Daly II................................................  1,515,115,325                 45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879                 44,657,323
        Jack M. Fields..............................................  1,516,328,985                 44,629,217
        Carl Frischling.............................................  1,515,733,560                 45,224,642
        Robert H. Graham............................................  1,516,470,809                 44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756                 45,374,446
        Lewis F. Pennock............................................  1,516,458,889                 44,499,313
        Louis S. Sklar..............................................  1,516,220,167                 44,738,035

                                                                                        VOTES       WITHHELD/
                                                                        VOTES FOR      AGAINST     ABSTENTIONS
                                                                      -------------   ----------   -----------
(2)     Approval of an Agreement and Plan of Reorganization which
        provides for the reorganization of the Fund into a new
        series portfolio of AIM Investment Securities Funds having
        the same investment objective and policies..................     26,635,209      394,555     6,366,642*
(3)     Approval of a new Investment Advisory Agreement.............     26,513,326      485,427     6,397,653*
(4)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................     26,062,607      692,368     6,641,431*
(4)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................     25,982,688      789,441     6,624,277*
(4)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................     25,968,190      796,047     6,632,169*
(4)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................     26,080,462      660,988     6,654,956*
(4)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................     25,831,415      977,028     6,587,963*
(4)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................     25,677,558    1,064,001     6,654,847*
(4)(g)  Change to Fundamental Restriction on Making Loans...........     25,807,778      974,723     6,613,905*
(4)(h)  A new Fundamental Investment Restriction on Investing all of
        the Fund's assets in
        an Open-End Fund............................................     25,774,045      975,531     6,646,830*
(4)(i)  Elimination of Fundamental Restriction on Margin
        Transactions................................................     25,451,668    1,220,386     6,724,352*
(4)(j)  Elimination of Fundamental Restriction on Short Sales of
        Securities..................................................     25,539,173    1,149,596     6,707,637*
(4)(k)  Elimination of Fundamental Restriction on Investing in
        Securities other than Municipal Bonds.......................     25,636,566    1,055,855     6,703,985
(5)     Approval of changing the Investment Objective and Making it
        Non-Fundamental.............................................     25,492,656    1,104,301     6,799,449*
(6)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................     31,748,263      171,852     1,476,291

---------------

* Includes Broker Non-Votes

BOARD OF TRUSTEES                                OFFICERS                                OFFICE OF THE FUND

Charles T. Bauer                                 Charles T. Bauer                        11 Greenway Plaza
Director and Chairman                            Chairman                                Suite 100
A I M Management Group Inc.                                                              Houston, TX 77046
                                                 Robert H. Graham
Bruce L. Crockett                                President                               INVESTMENT ADVISOR
Director
ACE Limited;                                     Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President,                    Senior Vice President and               11 Greenway Plaza
and Chief Executive Officer                      Secretary                               Suite 100
COMSAT Corporation                                                                       Houston, TX 77046
                                                 Gary T. Crum
Owen Daly II                                     Senior Vice President                   TRANSFER AGENT
Formerly, Director
Cortland Trust Inc.                              Dana R. Sutton                          A I M Fund Services, Inc.
                                                 Vice President and Treasurer            P.O. Box 4739
Edward K. Dunn Jr.                                                                       Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;             Robert G. Alley
Formerly Vice Chairman,                          Vice President                          CUSTODIAN
President and Chief Operating Officer,
Mercantile-Safe Deposit & Trust Co.;             Stuart W. Coco                          The Bank of New York
and President, Mercantile Bankshares             Vice President                          90 Washington Street
                                                                                         11th Floor
Jack Fields                                      Melville B. Cox                         New York, NY 10286
Chief Executive Officer                          Vice President
Texana Global, Inc. and                                                                  COUNSEL TO THE FUND
Twenty First Century Group, Inc.;                Karen Dunn Kelley
Formerly Member                                  Vice President                          Ballard Spahr
of the U.S. House of Representatives                                                     Andrews & Ingersoll, LLP
                                                 Edgar M. Larsen                         1735 Market Street
Carl Frischling                                  Vice President                          Philadelphia, PA 19103
Partner
Kramer, Levin, Naftalis & Frankel LLP            Mary J. Benson                          COUNSEL TO THE TRUSTEES
                                                 Assistant Vice President and
Robert H. Graham                                 Assistant Treasurer                     Kramer, Levin, Naftalis &
Director, President and Chief                                                            Frankel LLP
Executive Officer                                Sheri Morris                            919 Third Avenue
A I M Management Group Inc.                      Assistant Vice President and            New York, NY 10022
                                                 Assistant Treasurer
Prema Mathai-Davis                                                                       DISTRIBUTOR
Formerly, Chief Executive Officer,               Renee A. Friedli
YWCA of the U.S.A.                               Assistant Secretary                     A I M Distributors, Inc.
                                                                                         11 Greenway Plaza
Lewis F. Pennock                                 P. Michelle Grace                       Suite 100
Attorney                                         Assistant Secretary                     Houston, TX 77046

Louis S. Sklar                                   Nancy L. Martin                         AUDITORS
Executive Vice President,                        Assistant Secretary
Development and Operations,                                                              KPMG LLP
Hines Interests                                  Ofelia M. Mayo                          700 Louisiana
Limited Partnership                              Assistant Secretary                     Houston, TX 77002

                                                 Lisa A. Moss
                                                 Assistant Secretary

                                                 Kathleen J. Pflueger
                                                 Assistant Secretary

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2000, 100% is qualified as tax-exempt interest dividends.

THE AIM FAMILY OF FUNDS--Registered Trademark--



                                  EQUITY FUNDS

DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS
                                                                                        A I M Management Group Inc. has provided
MORE AGGRESSIVE                     MORE AGGRESSIVE                                     leadership in the mutual fund industry since
                                                                                        1976 and managed approximately $176 billion
AIM Small Cap Opportunities(1)      AIM Latin American Growth                           in assets for more than 8 million
AIM Mid Cap Opportunities(2)        AIM Developing Markets                              shareholders, including individual
AIM Large Cap Opportunities(6)      AIM European Small Company                          investors, corporate clients and financial
AIM Emerging Growth                 AIM Asian Growth                                    institutions, as of June 30, 2000.
AIM Small Cap Growth(3)             AIM Japan Growth                                         The AIM Family of Funds--Registered
AIM Aggressive Growth               AIM International Emerging Growth                   Trademark--is distributed nationwide, and
AIM Mid Cap Growth                  AIM European Development                            AIM today is the eighth-largest mutual fund
AIM Small Cap Equity                AIM Euroland Growth                                 complex in the United States in assets under
AIM Capital Development             AIM Global Aggressive Growth                        management, according to Strategic Insight,
AIM Constellation(4)                AIM International Equity                            an independent mutual fund monitor.
AIM Dent Demographic Trends         AIM Advisor International Value                          AIM is a subsidiary of AMVESCAP PLC,
AIM Select Growth                   AIM Global Trends                                   one of the world's largest independent
AIM Large Cap Growth                AIM Global Growth                                   financial services companies with $389
AIM Weingarten                                                                          billion in assets under management as of
AIM Mid Cap Equity                  MORE CONSERVATIVE                                   June 30, 2000.
AIM Value II
AIM Charter                         SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                       MORE AGGRESSIVE
AIM Basic Value
AIM Large Cap Basic Value           AIM New Technology
AIM Balanced                        AIM Global Telecommunications and Technology
AIM Advisor Flex                    AIM Global Resources
                                    AIM Global Financial Services
MORE CONSERVATIVE                   AIM Global Health Care
                                    AIM Global Consumer Products and Services
                                    AIM Global Infrastructure
                                    AIM Advisor Real Estate
                                    AIM Global Utilities

                                    MORE CONSERVATIVE

                               FIXED-INCOME FUNDS                                  [AIM LOGO APPEARS HERE]
                                                                                  --Registered Trademark--
TAXABLE FIXED-INCOME FUNDS          TAX-FREE FIXED-INCOME FUNDS
                                                                                    INVEST WITH DISCIPLINE
MORE AGGRESSIVE                     MORE AGGRESSIVE                               --Registered Trademark--


AIM Strategic Income                AIM High Income Municipal
AIM High Yield II                   AIM Tax-Exempt Bond of Connecticut
AIM High Yield                      AIM Municipal Bond
AIM Income                          AIM Tax-Free Intermediate
AIM Global Income                   AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government         MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

MORE CONSERVATIVE


The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering. (6) AIM Large Cap Opportunities Fund will close to new investors Sept. 29, 2000, or when the fund reaches a total net asset value of $750 million, whichever occurs first.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.


[DALBAR LOGO APPEARS HERE]




A I M Distributors, Inc.                                                MBD-AR-1